Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	Graybug Vision, Inc.
Entity Central Index Key	0001534133
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39538
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	Suite 620
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	487‑2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GRAY
Security Exchange Name	NASDAQ